State Street Target Retirement 2070 Fund Average Annual Total Returns		12 Months Ended		26 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	15.07%	28.03%	14.42%	19.90%	14.82%
State Street Target Retirement 2070 Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.15%	21.15%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		23.78%	23.71%
Performance Inception Date	Dec. 30, 2024
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.85%	22.78%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.32%	17.82%
Class K
Prospectus [Line Items]
Average Annual Return, Percent		23.78%	23.71%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent		23.47%	23.40%